SCHEDULE OF CONTRACTUAL MATURITY FOR FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	$ 21,137	$ 18,755
Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	13,605	12,487
Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	1,000
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	902	2,233
Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	177	153
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	418	649
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	3,651	377
Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	1,384	1,143
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		1,013
Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		700
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	20,800	17,704
Not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	13,605	12,487
Not later than one year [member] | Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	1,000
Not later than one year [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	902	1,750
Not later than one year [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	177	153
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	81	81
Not later than one year [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	3,651	377
Not later than one year [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	1,384	1,143
Not later than one year [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		1,013
Not later than one year [member] | Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		700
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	534
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		453
Later than one year and not later than two years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	81
Later than one year and not later than two years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than one year and not later than two years [member] | Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	89
Later than two years and not later than three years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		15
Later than two years and not later than three years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than two years and not later than three years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than two years and not later than three years [member] | Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	89
Later than three years and not later than four years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows		15
Later than three years and not later than four years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than three years and not later than four years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than three years and not later than four years [member] | Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than four years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	74	74
Later than four years and not later than five years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than four years and not later than five years [member] | Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	41	265
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Short term loan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Government grants [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows	41	265
Later than five years [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Financial derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows
Later than five years [member] | Pre-paid advance [member]
IfrsStatementLineItems [Line Items]
Financial liabilities undiscounted cashflows